SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.   SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating expenses for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Research and development expenses	9,223	12,055	20,579
General and administrative expenses	1,113	3,374	10,354
Selling and marketing expenses	104	538	1,640
Total share-based compensation expenses	10,440	15,967	32,573

Share Options

In October 2014, the Board of Directors of the Company approved the establishment of 2014 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2014 Share Incentive Plan shall be valid and effective until October 30, 2024. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2014 Share Incentive Plan shall be 135,032,132 shares. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four or five years and expire in ten years.

In December 2018 the Board of Directors of the Company approved the 2019 Share Incentive Plan, pursuant to which the maximum number of shares of the Company available for issuance shall be a number of up to 2% of the total number of shares issued and outstanding on September 29, 2019 as determined by the Board, plus an annual increase on each September 30 during the term of this 2019 Share Incentive Plan commencing on September 30, 2020, by an amount determined by the Board; provided, however, that (i) the number of shares increased in each year shall not be more than 2% of the total number of shares issued and outstanding on September 29 of the same year and (ii) the aggregate number of shares initially reserved and subsequently increased during the term of this 2019 Share Incentive Plan shall not be more than 8% of the total number of shares issued and outstanding on September 29, 2019 immediately preceding the most recent increase.

15.   SHARE-BASED COMPENSATION (CONTINUED)

On December 30, 2019, the Company modified the exercise price of 8,113,145 stock options granted under 2014 Share Incentive Plan to US$0.60. The incremental compensation expenses of HK$3,008 thousand (US$386 thousand) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

For the years ended December 31, 2018, 2019 and 2020, the Group granted 9,625,690, 9,791,200 and 2,489,832 stock options to employees pursuant to the 2014 Share Incentive Plan and 2019 Share Incentive Plan.

A summary of the stock option activity under the 2014 and 2019 Share Incentive Plan for the years ended December 31, 2018, 2019 and 2020 is included in the table below.

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2018	121,207,838	0.1049
Exercised	(106,295,232)	0.0126
Granted	9,791,200	0.6500
Cancelled/forfeited	(985,180)	0.8402
Outstanding at December 31, 2019	23,718,626	0.5161
Exercised	(5,048,824)	0.4293
Granted	2,489,832	0.6810
Cancelled/forfeited	(2,117,298)	0.5588
Outstanding at December 31, 2020	19,042,336	0.5628

The following table summarizes information regarding the share options outstanding as of December 31, 2020 and exercise prices and aggregate intrinsic value have been adjusted according to the modification of exercise price in December 2019:

	As of December 31, 2020
		Weighted-	Weighted-average
		average	remaining exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	19,042,336	0.5628	3.90	98,182
Exercisable	3,315,850	0.4891	3.84	17,341
Expected to vest	15,726,486	0.5783	3.91	80,841

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at December 31, 2020.

The weighted average grant date fair value of options granted for the years ended December 31, 2018, 2019 and 2020 were US$0.6010 , US$0.7345 and US$1.5239 per option, respectively.

Options exercised for the years ended December 31, 2018, 2019 and 2020 were nil, 106,295,232 and 5,048,824, respectively. The total intrinsic value of options exercised during year ended December 31, 2020 was approximately HK$140,794 thousand (US$18,147 thousand).

15.   SHARE-BASED COMPENSATION (CONTINUED)

The fair value of each option granted during 2018, 2019 and 2020 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	2018	2019	2020
Exercise price (US$)	0.3-1.2	0.65	0.60-1.50
Fair value of the ordinary shares on the grant date of option (US$)	1.2820	1.2460	1.2460 - 4.7350
Risk-free interest rate	2.33%	1.67%	0.27%-0.36%
Expected term (in years)	5.98	5.00	5.00
Expected dividend yield	0%	0%	0%
Expected volatility	44%	45%	40%
Expected forfeiture rate (post-vesting)	15%	15%	15%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2020, there was HK$87,602 thousand (US$11,300 thousand) of unrecognized compensation expenses related to the options, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 3.66 years, respectively, and may be adjusted for future changes in estimated forfeitures.

Restricted Shares Plan

In December 2018 the Board of Directors of the Company approved the 2019 Share Incentive Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan:

		Weighted -
	Shares awarded	average grant date
	number	fair value per share(US$)
Outstanding at December 31, 2019	—	—
Granted	6,067,400	4.6827
Outstanding at December 31, 2020	6,067,400	4.6827

For the years ended December 31, 2018, 2019 and 2020, the Group granted nil, nil and 6,067,400 restricted shares to employees pursuant to the 2019 Share Incentive Plan, respectively.

As of December 31, 2020, there was HK$219,251 thousand (US$28,281 thousand) of unrecognized compensation expenses related to the restricted shares, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 4.98 years and may be adjusted for future changes in estimated forfeitures.